Loans (Finance And Held-For-Sale Receivables - By Risk Rating) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 26,747.6	$ 20,274.9
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	23,657.7	18,109.0
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,596.9	1,393.3
Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,061.2	612.1
Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	262.5	160.5
PCI Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	169.3
Transportation Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,561.6	2,952.9
Transportation Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,063.6	2,895.9
Transportation Finance [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	228.4	12.8
Transportation Finance [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	254.2	44.1
Transportation Finance [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	15.4	0.1
Transportation Finance [Member] | Aerospace [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,762.3	1,796.5
Transportation Finance [Member] | Aerospace [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,635.7	1,742.0
Transportation Finance [Member] | Aerospace [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	65.0	11.4
Transportation Finance [Member] | Aerospace [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	46.2	43.0
Transportation Finance [Member] | Aerospace [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	15.4	0.1
Transportation Finance [Member] | Rail [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	120.9	130.0
Transportation Finance [Member] | Rail [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	118.9	127.5
Transportation Finance [Member] | Rail [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1.4	1.4
Transportation Finance [Member] | Rail [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0.6	1.1
Transportation Finance [Member] | Maritime Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,678.4	1,026.4
Transportation Finance [Member] | Maritime Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,309.0	1,026.4
Transportation Finance [Member] | Maritime Finance [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	162.0
Transportation Finance [Member] | Maritime Finance [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	207.4
Commercial Banking [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	21,331.9	15,051.9
Commercial Banking [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	19,007.2	13,262.6
Commercial Banking [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,241.0	1,214.8
Commercial Banking [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	728.6	486.0
Commercial Banking [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	191.1	88.5
Commercial Banking [Member] | PCI Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	164.0
Commercial Banking [Member] | Commercial Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	9,432.2	6,638.4
Commercial Banking [Member] | Commercial Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	8,215.0	5,937.3
Commercial Banking [Member] | Commercial Finance [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	626.4	547.5
Commercial Banking [Member] | Commercial Finance [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	389.9	122.8
Commercial Banking [Member] | Commercial Finance [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	131.5	30.8
Commercial Banking [Member] | Commercial Finance [Member] | PCI Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	69.4
Commercial Banking [Member] | Real Estate Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,357.6	1,768.6
Commercial Banking [Member] | Real Estate Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,143.2	1,692.0
Commercial Banking [Member] | Real Estate Finance [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	97.6	76.6
Commercial Banking [Member] | Real Estate Finance [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	18.6
Commercial Banking [Member] | Real Estate Finance [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3.6
Commercial Banking [Member] | Real Estate Finance [Member] | PCI Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	94.6
Commercial Banking [Member] | Business Capital [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6,542.1	6,644.9
Commercial Banking [Member] | Business Capital [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,649.0	5,633.3
Commercial Banking [Member] | Business Capital [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	517.0	590.7
Commercial Banking [Member] | Business Capital [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	320.1	363.2
Commercial Banking [Member] | Business Capital [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	56.0	57.7
Consumer And Community Banking [Member] | Other Consumer Banking [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	336.3
Consumer And Community Banking [Member] | Other Consumer Banking [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	300.6
Consumer And Community Banking [Member] | Other Consumer Banking [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	12.1
Consumer And Community Banking [Member] | Other Consumer Banking [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	18.3
Consumer And Community Banking [Member] | Other Consumer Banking [Member] | PCI Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5.3
Non-Strategic Portfolios [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,517.8	2,270.1
Non-Strategic Portfolios [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,286.3	1,950.5
Non-Strategic Portfolios [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	115.4	165.7
Non-Strategic Portfolios [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	60.1	82.0
Non-Strategic Portfolios [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 56.0	$ 71.9